UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             ASA Limited
Address:          11 Summer Street, 4th floor, Buffalo, NY 14209-2256



Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J.A. Irwin
Title:   Chairman, President  & Treasurer
Phone:   716-883-2428

Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin               Buffalo, New York          August 11, 2008
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     $430,969                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                     TITLE                       VALUE     SHARES/     SH/   PUT/   INVESTMENT    OTHER    -------------------------
NAME OF ISSUER       OF CLASS       CUSIP       (x$1000)   PRN AMT     PRN   CALL   DISCRETION   MANAGERS  SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Agnico-Eagle
  Mines Limited      Common Stock   008474108   52,059        700,000  SH           Sole                      700,000

Barrick Gold         Common Stock   067901108   51,188      1,125,000  SH           Sole                    1,125,000
  Corporation

Compania de Minas    Sponsored ADR  204448104   47,687        729,500  SH           Sole                      729,500
  Buenaventura

Goldcorp Inc.        Common Stock   380956409   69,255      1,500,000  SH           Sole                    1,500,000

Harmony Gold Mining
  Company Limited    Sponsored ADR  413216300    6,163        503,100  SH           Sole                      503,100

Kinross Gold
  Corporation        Common Stock   496902404   17,708        750,000  SH           Sole                      750,000

Newmont Mining       Common Stock   651639106   27,142        520,368  SH           Sole                      520,368
  Corporation

NovaGold Resources   Common Stock   66987E206    2,794        375,000  SH           Sole                      375,000
  Inc.

NovaGold Resources   Note           66987EAA5   15,020     15,000,000  PRN          Sole                   15,000,000
  Inc.

Randgold             ADR            752344309   50,553      1,094,700  SH           Sole                    1,094,700
  Resources Limited

SPDR Gold Trust      Gold Shares    78463V107   91,400      1,000,000  SH           Sole                    1,000,000